Equity - Summary of Reserves and Other Equity Interest (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of classes of share capital [abstract]
Share capital	€ 11,587	€ 11,587
Additional paid-incapital	2,094	2,094
Other reserves and retained earnings (accumulated losses), including profit (loss) for the year	5,847	7,876
Total	19,528	21,557		€ 21,474
Reserve for financial assets measured at fair value through other comprehensive income	30	42
Reserve for hedging instruments	(563)	(582)
Reserve for exchange differences on translating foreign operations	(1,340)	(955)
Reserve for remeasurements of employee defined benefit plans (IAS 19)	(90)	(104)
Share of other comprehensive income (loss) of associates and joint ventures accounted for using the equity method	0	0	€ 0
Sundry reserves and retained earnings (accumulated losses), including profit (loss) for the year	€ 7,810	€ 9,475